Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases
Summary of supplemental balance sheet information related to operating leases
	As of	As of
	September 30,	September 30,
	2024	2023
Right-of-use assets under operating leases	$7,399,841	$516,459

Operating lease liabilities, current	3,391,141	69,062
Operating lease liabilities, non-current	4,025,625	458,617
Total operating lease liabilities	$7,416,766	$527,679

Summary of maturities of operating lease liabilities
For the years ending September 30,
2025	$3,656,722
2026	3,782,108
2027	102,901
2028	91,943
2029	84,115
Thereafter	168,230
Total future minimum lease payments	7,886,019
Less: Imputed interest	(469,253)
Total	$7,416,766